Shareholders’ Equity (Schedule Restricted Stock Grants Outstanding) (Details) (Restricted Stock [Member], USD $)	12 Months Ended
Dec. 31, 2012
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares Outstanding at Beginning of Period	0
Number of Shares Granted	37,742
Number of Shares Issued and Vested	(30,137)
Number of Shares Forfeited	(2,622)
Number of Shares Outstanding at End of Period	4,983
Weighted Average Market Price at Grant Outstanding at Beginning of Period	$ 0
Weighted Average Market Price at Grant Granted	$ 20.74
Weighted Average Market Price at Grant Issued and Vested	$ 20.54
Weighted Average Market Price at Grant Forfeited	$ 20.55
Weighted Average Market Price at Grant Outstanding at End of Period	$ 22.07